Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Corporation tax at the rate on non trading income	25.00%
Income Taxes (Additional Textual) [Abstract]
Corporation tax at the rate on trading income	12.50%	12.50%	12.50%
Fly recorded a tax provision at the Irish capital gains tax rate	33.00%
Unrecognized tax benefits	$ 0	$ 0
BBAM LP [Member]
Income Taxes (Textual) [Abstract]
Percentage of Ownership interest sold	15.00%
Minimum [Member]
Income Taxes (Textual) [Abstract]
Irish tax on dividends paid by BBAM LP	12.50%
Maximum [Member]
Income Taxes (Textual) [Abstract]
Irish tax on dividends paid by BBAM LP	25.00%
Cayman Island Subsidiary [Member]
Income Taxes (Textual) [Abstract]
Repatriated and undistributed earnings from Company's Cayman subsidiaries	25.00%
French Subsidiary [Member]
Income Taxes (Textual) [Abstract]
Corporation tax paid by Fly's subsidiaries residing in foreign countries	33.33%
Luxembourg Subsidiary [Member]
Income Taxes (Textual) [Abstract]
Corporation tax paid by Fly's subsidiaries residing in foreign countries	28.80%
Australian Subsidiary [Member]
Income Taxes (Textual) [Abstract]
Repatriated and undistributed earnings from Company's Cayman subsidiaries	12.50%
Corporation tax paid by Fly's subsidiaries residing in foreign countries	30.00%